Related party transactions (Details)	6 Months Ended
Jun. 30, 2023
Andrey Fadeev
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	20.20%
Boris Gertsovsky
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	20.20%
Dmitrii Bukhman
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	18.90%
Igor Bukhman
Disclosure of transactions between related parties [line items]
Key shareholders ownership percentage	18.90%